Filed pursuant to Rule 497(e)
Registration No. 333-129930
INDEX FUNDS
(formerly, “GIANT 5 FUNDS”)

Supplement dated February 20, 2014 to the Prospectus and Statement of Additional Information
dated July 29, 2013

The Board of Trustees of Giant 5 Funds (the “Trust”) has approved the trust name change to “Index Funds”. All references to Giant 5 Funds in the Prospectus and Statement of Additional Information are hereby replaced with Index Funds. The name of each series of the Trust remains the same.

This supplement should be retained with your Prospectus for future reference.